John Hancock Investment Grade Bond Fund Expense Example - John Hancock Investment Grade Bond Fund Classes A C I R2 R4 and R6 [Member] - John Hancock Investment Grade Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 473
Expense Example, with Redemption, 3 Years	644
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,366
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,659
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	706
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,171
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	985
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	$ 571